Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Property and equipment, net, as of September 30, 2020 and December 31, 2019 consisted of the following:

	Estimated Useful Life	September 30, 2020	December 31, 2019
Lab and test equipment	7 years	$17,755	$14,810
Vehicles	5 years	12,869	11,073
Equipment	3–7 years	31,539	29,922
Furniture and fixtures	7 years	2,854	1,119
Leasehold improvements	7 years	6,758	5,954
Aircraft	10 years	834	—
Building	39 years	2,975	—

		75,584	62,878
Land		725	—
Construction in progress		156	796
Less accumulated depreciation		(41,906)	(36,638)

Total property and equipment—net		$34,559	$27,036

Property and equipment, net, as of December 31, 2019 and 2018 consisted of the following:

	Estimated Useful Life	2019	2018
Lab and test equipment	7 years	$14,810	$10,275
Vehicles	5 years	11,073	8,122
Equipment	3-7 years	29,922	25,468
Furniture and fixtures	7 years	1,119	1,004
Leasehold improvements	7 years	5,954	5,137

		62,878	50,006
Construction in progress		796

Less accumulated depreciation and amortization		(36,638)	(29,214)

Total property and equipment—net		$27,036	$20,792